Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	$ 46,227	$ 51,893
Carrying amount of associated liabilities recognized on balance sheet	20,311	22,363
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	43,397	47,098
Carrying amount of associated liabilities recognized on balance sheet	17,687	18,874
relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	17,970	19,177
Carrying amount of associated liabilities recognized on balance sheet	17,687	18,874
relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	24,146	27,595
relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,281	326
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	961	2,140
Carrying amount of associated liabilities recognized on balance sheet	898	1,378
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,870	2,506
Carrying amount of associated liabilities recognized on balance sheet	1,725	1,963
Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	0	149
Carrying amount of associated liabilities recognized on balance sheet	0	148
UBS AG
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	46,227	51,893
Carrying amount of associated liabilities recognized on balance sheet	20,311	22,363
UBS AG | Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	43,397	47,098
Carrying amount of associated liabilities recognized on balance sheet	17,687	18,874
UBS AG | relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	17,970	19,177
Carrying amount of associated liabilities recognized on balance sheet	17,687	18,874
UBS AG | relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	24,146	27,595
UBS AG | relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,281	326
UBS AG | Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	961	2,140
Carrying amount of associated liabilities recognized on balance sheet	898	1,378
UBS AG | Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	1,870	2,506
Carrying amount of associated liabilities recognized on balance sheet	1,725	1,963
UBS AG | Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Table]
Carrying amount of transferred assets	0	149
Carrying amount of associated liabilities recognized on balance sheet	$ 0	$ 148